Cover	May 07, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2026
Entity File Number	001-43269
Entity Registrant Name	Vernal Capital Acquisition Corp.
Entity Central Index Key	0002081690
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	244 Fifth Avenue
Entity Address, Address Line Two	Suite #1845
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	+65
Local Phone Number	9328 8727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right entitling the holder to receive one-fourth (1/4) of one ordinary share
Title of 12(b) Security	Units, each consisting of one ordinary share and one right entitling the holder to receive one-fourth (1/4) of one ordinary share
Trading Symbol	VECAU
Security Exchange Name	NYSE
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	VECA
Security Exchange Name	NYSE
Rights, each right entitling the holder to receive one-fourth (1/4) of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-fourth (1/4) of one ordinary share
Trading Symbol	VECAR
Security Exchange Name	NYSE